Interests In Other Entities - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiaries		100.00%
Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiaries			50.00%	50.00%
Santander UK Operations Ltd [member] | Events After Reporting Period [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiaries	100.00%
Santander UK Technology Ltd [member] | Events After Reporting Period [member]
Disclosure of subsidiaries [line items]
Cash consideration	£ 66
Produban servicios informaticos generales SI [member] | Events After Reporting Period [member]
Disclosure of subsidiaries [line items]
Cash consideration	£ 13